DEPRECIATION AND AMORTIZATION - Summary of Depreciation and Amortization (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Depreciation and amortisation expense [abstract]
Depreciation of right-of-use assets	$ 79	$ 27	$ 133	$ 32
Depreciation of property, plant, and equipment	30		61
Amortization of patent rights	29	8	41	17
Depreciation and Amortization	$ 138	$ 35	$ 235	$ 49